Long-Term Debt - Additional Information (Detail)				1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	Apr. 19, 2017 USD ($)	Aug. 31, 2017 USD ($)	Sep. 30, 2016	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 05, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 20, 2016 USD ($)	Sep. 01, 2016 USD ($)
Line of Credit Facility [Line Items]
Line of credit facility, covenants terms						The Company is prohibited from hedging in excess of (a) 80% of reasonably anticipated projected production for the first thirty (30) month rolling period (based upon the Company's internal projections) and (b) 80% of reasonably anticipated projected production from proved reserves for the second thirty (30) month rolling period of such sixty (60) month period (based on the most recently delivered reserve report).	The Company is limited from hedging in excess of 85% of its future proved production for the next eight quarters per its most recent reserve report. If the amount of borrowings outstanding exceed 50% of the borrowing base, the Company is required to hedge a minimum of 50% of the future production expected to be derived from proved developed reserves for the next eight quarters per its most recent reserve report.
Citizen 2017 Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 500,000,000	$ 500,000,000
Line of credit facility, expiration period		2 years	2 years
Line of credit facility, current borrowing capacity		$ 82,500,000	$ 82,500,000
Outstanding borrowing, amount repaid	$ 20,300,000			$ 20,300,000
2017 Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity									$ 750,000,000	$ 750,000,000
Line of credit facility, outstanding borrowings						$ 394,600,000	$ 85,300,000
Commitment Fee							0.50%
Line of credit facility,Interest rate							4.03%
Line of credit facility, current borrowing capacity						$ 675,000,000		$ 275,000,000	$ 200,000,000	$ 200,000,000
Line of credit facility, maturity date						Sep. 05, 2022	Sep. 05, 2022
Percentage of projected production hedged						80.00%	85.00%
Debt to EBITDAX Ratio						4.00	4.00
Current assets to current liabilities						1.00	1.00
Borrowings outstanding threshold percentage						50.00%
Minimum future production hedge percentage						50.00%
2017 Credit Facility | Level I
Line of Credit Facility [Line Items]
Commitment Fee						0.375%
2017 Credit Facility | Level II
Line of Credit Facility [Line Items]
Commitment Fee						0.375%
2017 Credit Facility | LIBOR Margin
Line of Credit Facility [Line Items]
Reduction of applicable margin rate						0.25%
2017 Credit Facility | Applicable Margin
Line of Credit Facility [Line Items]
Reduction of applicable margin rate						0.25%
2017 Credit Facility | Letter of credit
Line of Credit Facility [Line Items]
Line of credit facility, outstanding borrowings						$ 0
Amended 2017 Credit Facility | Maximum
Line of Credit Facility [Line Items]
Line of credit facility, maximum additional borrowing capacity						$ 500,000,000
2016 Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity												$ 35,000,000	$ 20,000,000
Line of credit facility, outstanding borrowings											$ 20,000,000
Commitment Fee					0.25%
Line of credit facility,Interest rate											2.37%